11008099

NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

Received SEC
JUL 29 2011
Washington, DC 20549

CERT NYS
File No. 001-13232

July 29, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, APARTMENT INVESTMENT AND MANAGEMENT COMPANY, Class Z Cumulative Preferred Stock, par value $.01 per share (liquidation preference $25 per share), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 27, 2011. Tentative listing date – August 2, 2011.

Sincerely,